Earnings Per Share	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Note 20 — Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2012	2011	2010
Numerator:
Numerator for diluted earnings per share	$391,371	$346,665	$343,906

Denominator:
Denominator for basic earnings per share — weighted average number of shares outstanding	168,275	185,213	202,584
Effect of assumed conversion of 0.50% convertible notes	24	24	24
Effect of dilutive stock options granted	1,138	1,322	1,468

Denominator for dilutive earnings per share — adjusted weighted average shares and assumed conversions	169,437	186,559	204,076

Basic earnings per share	$2.33	$1.87	$1.70

Diluted earnings per share	$2.31	$1.86	$1.69

The weighted average effect of the repurchase of ordinary shares by the Company has been included in the calculation of basic earnings per share.

For the fiscal year ended September 30, 2012, 2011 and 2010, 12,313, 14,970 and 16,201 shares, respectively were attributable to antidilutive outstanding stock options and therefore were not included in the calculation of diluted earnings per share.